Shareholders' Equity - Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock-based Compensation
Stock-based compensation expense	$ 73,828	$ 56,139	$ 32,493
Costs of revenues
Stock-based Compensation
Stock-based compensation expense	7,742	5,272	3,231
Sales and marketing
Stock-based Compensation
Stock-based compensation expense	15,496	10,793	5,092
Product development
Stock-based Compensation
Stock-based compensation expense	20,793	14,234	7,217
General and administrative
Stock-based Compensation
Stock-based compensation expense	$ 29,797	$ 25,840	$ 16,953